Supplement dated August 15, 2005 to Prospectuses dated May 1, 2005 for the Pacific Value,

Pacific Innovations Select, Pacific Innovations, Pacific Portfolios, Pacific One Select, Pacific One,
Pacific Odyssey, Pacific Select Variable Annuity, and Pacific Select Variable Annuity II variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectuses referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Prospectus dated May 1, 2005.

The changes described in this supplement are effective October 1, 2005.

HOW YOUR INVESTMENTS ARE ALLOCATED – Transfers and Market-timing Restrictions is amended by adding the following as the second paragraph of the Transfers subsection:

Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Diversified Research Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Money Market Variable Investment Option are excluded from this limitation.

Supplement dated August 15, 2005 to the Prospectus dated May 1, 2005 for the Pacific Portfolios for Chase variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2005.

The changes described in this supplement are effective October 1, 2005.

HOW YOUR INVESTMENTS ARE ALLOCATED – Transfers and Market-timing Restrictions is amended by adding the following as the second paragraph of the Transfers subsection:

Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Diversified Research Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Money Market Variable Investment Option are excluded from this limitation.